CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016
Debt Issuance Cost	$ 129	$ 129